Note 24 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about derivative financial instruments [text block]
	Year ended December 31,
	2019	2018
Derivatives hedging borrowings and investments	19,000	5,604
Other Derivatives	929	3,621
Contracts with positive fair values (*)	19,929	9,225

Derivatives hedging borrowings and investments	-	(11,667)
Other Derivatives	(1,814)	(311)
Contracts with negative fair values	(1,814)	(11,978)
Total	18,115	(2,753)

Disclosure of detailed information about hedged items [text block]
			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2019	2018	2019	2018
MXN	USD	2020	18,999	888	404	(411)
USD	MXN	2020	(576)	-	-	-
ARS	USD	2020	-	(6,542)	-	(895)
EUR	USD	2020	588	203	-	-
USD	JPY	2030	-	-	2,149	-
USD	BRL	2020	(234)	(131)	-	-
JPY	USD	2020	(190)	271	-	-
USD	KWD	2020	103	522	38	390
USD	CAD	2020	(200)	2,089	-	-
USD	COP	2020	(345)	(23)	-	-
Others		2020	(30)	(30)	-	-
Total			18,115	(2,753)	2,591	(916)

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-17	Movements 2018	Equity Reserve Dec-18	Movements 2019	Equity Reserve Dec-19
Foreign Exchange	(240)	(676)	(916)	3,507	2,591
Total Cash flow Hedge	(240)	(676)	(916)	3,507	2,591